Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 285	$ 260	$ 241
Impairment relating to other intangible assets	$ 0	$ 0	$ 0